Segment reporting (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Products	$ 4,895,427	$ 2,421,331
Services	632,144	180,947
Total revenue	5,527,571	2,602,278
Cost of sales	2,361,805	1,778,501
Gross profit	3,165,766	823,777
Operating expenses
Research and development	12,466,149	10,265,388
General and administrative	7,678,672	6,656,723
Selling and distribution	2,789,042	4,091,347
Total operating expenses	22,933,863	21,013,458
Operating Loss	19,768,097	20,189,681
Net finance costs	230,279	342,524
Loss before taxes	19,998,376	20,532,205
Canada
Revenue
Products	3,002,906	1,400,341
Services	214,060	36,313
Total revenue	3,216,966	1,436,654
Cost of sales	1,199,864	844,015
Gross profit	2,017,102	592,639
Operating expenses
Research and development	9,706,011	7,844,125
General and administrative	7,300,051	6,256,746
Selling and distribution	721,158	2,004,143
Total operating expenses	17,727,220	16,105,014
Operating Loss	15,710,118	15,512,375
Germany
Revenue
Products	1,892,521	1,020,990
Services	418,084	144,634
Total revenue	2,310,605	1,165,624
Cost of sales	1,161,941	934,486
Gross profit	1,148,664	231,138
Operating expenses
Selling and distribution	1,837,824	1,676,389
Total operating expenses	1,837,824	1,676,389
Operating Loss	689,160	1,445,251
Finland
Operating expenses
Research and development	2,760,138	2,421,263
General and administrative	378,621	399,977
Selling and distribution	230,060	410,815
Total operating expenses	3,368,819	3,232,055
Operating Loss	$ 3,368,819	$ 3,232,055